Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Advertising expense	¥ 398,842	¥ 403,600
Net operating loss carry-forward	241,440	224,193
Accrued expenses	23,125	24,601
Impairment on long-term investments	22,367	20,929
Less: valuation allowance	(654,033)	(638,980)
Deferred tax assets, net	31,741	34,343
Deferred tax liabilities:
Intangible assets acquired	4,073	5,327
Accelerated tax depreciation	5,216	4,999
Withholding income tax	15,698	11,685
Deferred tax liabilities, net	¥ 24,987	¥ 22,011